SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total revenue	$ 3,852,847	¥ 25,169,279	¥ 30,405,153
Automation product and software [Member]
Total revenue	1,931,601	12,618,460	22,572,055
Equipment and accessories [Member]
Total revenue	1,493,247	9,754,851	7,807,013
Oilfield environmental protection [Member]
Total revenue	$ 427,999	¥ 2,795,968	¥ 26,085